UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Fund
Investment Portfolio as of May 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                 Value ($)
                                                                              ----------------------------------------------

Common Stocks 100.1%
Australia 1.4%
Australia & New Zealand Banking Group Ltd.                                               1,317,998               21,313,203
(Cost $16,761,656)                                                                                            -------------

Austria 1.6%
Wienerberger AG (c)                                                                        538,014               23,856,081
(Cost $19,795,059)                                                                                            -------------

Brazil 1.4%
Companhia Vale do Rio Doce (ADR)                                                           422,718               12,271,504
Petroleo Brasileiro SA (ADR)                                                               176,130                8,313,336
                                                                                                              -------------
(Cost $9,799,170)                                                                                                20,584,840

China 0.4%
China Petroleum & Chemical Corp. "H"                                                    17,723,410                6,555,827
(Cost $7,704,452)                                                                                             -------------

Finland 2.1%
Neste Oil Oyj*                                                                              19,143                  427,549
Nokia Oyj                                                                                  543,697                9,162,685
Nokia Oyj (ADR)                                                                            308,196                5,196,185
Nokian Renkaat Oyj (c)                                                                     926,910               16,537,686
                                                                                                              -------------
(Cost $31,471,735)                                                                                               31,324,105

France 5.5%
Axa                                                                                        691,200               16,837,583
BNP Paribas SA (c)                                                                         306,900               20,626,995
Total SA (c)                                                                               202,768               44,804,754
                                                                                                              -------------
(Cost $53,655,241)                                                                                               82,269,332

Germany 11.2%
Adidas-Salomon AG                                                                          106,200               17,633,146
BASF AG                                                                                    261,000               17,300,800
Continental AG                                                                             184,670               13,078,316
E.ON AG                                                                                    394,983               34,192,159
Fresenius Medical Care AG (c)                                                              147,910               11,617,023
HeidelbergCement AG                                                                        259,930               16,654,975
Hypo Real Estate Holding AG                                                                587,900               23,214,295
Metro AG (c)                                                                               235,678               11,740,190
Schering AG                                                                                202,000               12,680,711
Siemens AG                                                                                 146,870               10,721,698
                                                                                                              -------------
(Cost $141,676,095)                                                                                             168,833,313

Greece 2.5%
Alpha Bank AE                                                                              853,615               23,609,919
Hellenic Telecommunications Organization SA                                                797,820               14,332,823
                                                                                                              -------------
(Cost $26,895,458)                                                                                               37,942,742

Hong Kong 1.8%
Esprit Holdings Ltd.                                                                     3,865,180               27,588,521
(Cost $16,431,775)                                                                                            -------------

Hungary 0.8%
OTP Bank Rt (GDR)                                                                          194,878               11,971,094
(Cost $3,753,472)                                                                                             -------------

India 1.6%
ICICI Bank Ltd.                                                                          1,643,900               14,745,939
Reliance Industries Ltd.                                                                   785,110                9,603,589
                                                                                                              -------------
(Cost $22,326,183)                                                                                               24,349,528

Indonesia 1.1%
PT Telekomunikasi Indonesia (ADR)                                                          829,000               16,372,750
(Cost $17,769,366)                                                                                            -------------

Ireland 1.9%
Anglo Irish Bank Corp. PLC                                                               1,252,940               14,636,645
CRH PLC                                                                                    540,700               13,735,648
                                                                                                              -------------
(Cost $29,893,489)                                                                                               28,372,293

Italy 4.5%
Banca Intesa SpA                                                                         3,003,200               14,021,473
Enel SpA                                                                                 1,015,133                9,114,056
Eni SpA                                                                                  1,078,928               27,649,756
Mediobanca SpA                                                                             589,100               10,250,854
Toro Assicurazioni SpA*                                                                    478,119                6,618,928
                                                                                                              -------------
(Cost $50,047,484)                                                                                               67,655,067

Japan 19.1%
Aiful Corp.                                                                                166,744               12,228,859
Astellas Pharma, Inc.                                                                      481,768               17,174,939
Canon, Inc.                                                                                596,000               32,239,623
Credit Saison Co., Ltd.                                                                    246,000                8,171,115
Dai Nippon Printing Co., Ltd.                                                              546,088                8,616,165
Daito Trust Construction Co., Ltd.                                                         294,200               11,074,282
Hoya Corp.                                                                                 162,000               18,044,949
Mitsubishi Corp.                                                                         2,095,000               27,637,291
Mitsubishi Tokyo Financial Group, Inc.                                                       1,656               13,740,148
Mitsui Fudosan Co., Ltd.                                                                 1,059,000               11,826,137
Mizuho Financial Group, Inc.                                                                 5,621               26,489,172
Nippon Steel Corp.                                                                       7,491,667               17,468,237
Nissan Motor Co., Ltd. (c)                                                               1,806,333               17,668,380
Sega Sammy Holdings, Inc. *                                                                413,000               23,762,771
Sharp Corp.                                                                                606,547                9,391,076
Toyota Motor Corp.                                                                         873,000               30,931,746
                                                                                                              -------------
(Cost $223,490,329)                                                                                             286,464,890

Korea 1.0%
Samsung Electronics Co., Ltd.                                                               31,751               15,324,637
(Cost $6,943,460)                                                                                             -------------


Netherlands 2.3%
ING Groep NV                                                                               724,096               20,018,893
Stork NV                                                                                   297,000               11,795,254
TomTom NV*                                                                                 153,253                3,511,460
                                                                                                              -------------
(Cost $28,391,148)                                                                                               35,325,607

Norway 2.8%
DNB NOR ASA                                                                              1,318,758               12,758,072
Statoil ASA                                                                                785,089               13,758,793
Telenor ASA (c)                                                                          1,879,800               14,984,995
                                                                                                              -------------
(Cost $37,441,541)                                                                                               41,501,860

Russia 1.1%
AFK Sistema "S" (GDR)*                                                                     471,591                7,734,092
OAO Gazprom "S" (ADR) (Registered)                                                         247,440                8,376,445
                                                                                                              -------------
(Cost $16,967,686)                                                                                               16,110,537

Spain 3.1%
ACS, Actividades de Construccion y Servicios SA                                            691,400               18,381,991
Telefonica SA                                                                            1,730,077               28,961,041
                                                                                                              -------------
(Cost $34,153,793)                                                                                               47,343,032

Sweden 2.9%
ForeningsSparbanken AB (Swedbank)                                                          492,900               11,324,347
SKF AB "B"                                                                               1,262,010               12,967,079
Telefonaktiebolaget LM Ericsson "B"                                                      6,079,772               19,120,378
                                                                                                              -------------
(Cost $31,073,781)                                                                                               43,411,804

Switzerland 9.3%
Baloise Holding AG "R" (c)                                                                 217,400               11,350,869
Nestle SA (Registered)                                                                     154,934               40,766,473
Novartis AG (Registered)                                                                   435,278               21,235,567
Roche Holding AG                                                                           236,853               29,834,085
UBS AG (Registered)                                                                        469,250               36,169,151
                                                                                                              -------------
(Cost $89,897,857)                                                                                              139,356,145

Taiwan 0.6%
Hon Hai Precision Industry Co., Ltd.                                                     1,739,870                9,089,562
(Cost $6,789,891)                                                                                             -------------

Thailand 0.3%
Bangkok Bank PCL (Foreign Registered)                                                    1,315,301                3,753,238
(Cost $3,229,924)                                                                                             -------------

United Kingdom 19.8%
AstraZeneca PLC                                                                            289,023               12,283,173
BAA PLC                                                                                  1,239,932               14,021,145
BHP Billiton PLC                                                                         1,919,131               23,142,040
Hammerson PLC                                                                            1,025,800               16,898,563
Hilton Group PLC                                                                         2,969,000               15,325,045
HSBC Holdings PLC                                                                        1,963,410               31,089,844
Imperial Tobacco Group PLC                                                                 849,400               22,963,962
MFI Furniture Group PLC                                                                  3,642,100                7,076,664
National Grid Transco PLC                                                                1,824,610               17,875,977
Prudential PLC                                                                           1,337,173               11,855,276
Royal Bank of Scotland Group PLC                                                         1,253,182               36,783,653
Shell Transport & Trading Co., PLC                                                       4,643,116               40,300,438
Vodafone Group PLC                                                                      11,346,746               28,584,830
Woolworths Group PLC                                                                    11,404,329                7,250,978
WPP Group PLC                                                                            1,213,300               12,956,483
                                                                                                              -------------
(Cost $221,733,664)                                                                                             298,408,071


Total Common Stocks (Cost $1,148,093,709)                                                                     1,505,078,079
                                                                                                              -------------
Preferred Stocks 0.0%
Brazil 0.0%
Companhia Vale do Rio Doce*
(Cost $0)                                                                                  715,900                   17,827
                                                                                                              -------------
Securities Lending Collateral 8.5%
Scudder Daily Assets Fund Institutional, 3.07% (b)(d)
(Cost $127,875,382)                                                                    127,875,382              127,875,382
                                                                                                              -------------
Cash Equivalents 0.6%
Scudder Cash Management QP Trust, 3.04% (a)
(Cost $9,197,559)                                                                        9,197,559                9,197,559
                                                                                                              -------------

                                                                                          % of
                                                                                        Net Assets                 Value ($)
                                                                                        ----------                 ---------

Total Investment Portfolio  (Cost $1,285,166,650)                                            109.2            1,642,168,847
Other Assets and Liabilities, Net                                                             -9.2             -138,580,144
                                                                                                              -------------
Net Assets                                                                                   100.0            1,503,588,703
                                                                                                              =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2005 amounted to $121,512,165, which is 8.1% of total net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

At May 31, 2005, the Scudder International Fund had the following sector diversification:

                                                                      As a % of
                                                                     Investment
Sector                                        Value ($)               Portfolio
--------------------------------------------------------------------------------
Financials                                        442,304,265             29.39
Consumer Discretionary                            210,941,003             14.02
Energy                                            150,186,898              9.98
Industrials                                       126,103,907              8.38
Materials                                         123,161,699              8.18
Health Care                                       122,870,446              8.16
Telecommunication Services                        110,970,531              7.37
Information Technology                             93,644,530              6.22
Consumer Staples                                   63,730,435              4.23
Utilities                                          61,182,192              4.07
                                                                 ---------------
Total Common and Preferred Stocks               1,505,095,906             100.0
                                                                 ---------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder International Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005